Investment Objectives and Goals - T. Rowe Price Active Core U.S. Equity ETF	Dec. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth.